Intangible Assets - Additional Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Financing charges related to intangible assets under development	CAD 2	CAD 1
Amortization expense for intangible assets, 2017	54
Amortization expense for intangible assets, 2018	54
Amortization expense for intangible assets, 2019	45
Amortization expense for intangible assets, 2020	27
Amortization expense for intangible assets, 2021	CAD 26